UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21369
                                                     ---------

                      Oppenheimer International Value Trust
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                            --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 01/31/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--96.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--25.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--2.3%
Continental AG                                         23,924   $     2,506,122
--------------------------------------------------------------------------------
Toyota Auto Body Co. Ltd.                             182,000         2,818,694
                                                                ----------------
                                                                      5,324,816
--------------------------------------------------------------------------------
AUTOMOBILES--5.8%
Bayerische Motoren Werke (BMW) AG                      95,301         5,304,937
--------------------------------------------------------------------------------
Hyundai Motor Co.                                      58,919         4,581,687
--------------------------------------------------------------------------------
Toyota Motor Corp.                                     62,580         3,405,163
                                                                ----------------
                                                                     13,291,787
--------------------------------------------------------------------------------
DISTRIBUTORS--0.5%
Medion AG 1                                            47,463         1,116,393
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Compass Group plc                                     376,770         2,384,785
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--5.5%
Barratt Developments plc                              246,550         2,092,481
--------------------------------------------------------------------------------
First Juken Co. Ltd.                                  415,800         1,524,867
--------------------------------------------------------------------------------
Grande Holdings Ltd. (The)                          1,134,000           344,880
--------------------------------------------------------------------------------
Haseko Corp. 1                                      3,695,500         6,255,019
--------------------------------------------------------------------------------
Taylor Wimpey plc                                     696,449         2,504,106
                                                                ----------------
                                                                     12,721,353
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.6%
Sega Sammy Holdings, Inc.                             108,400         1,263,962
--------------------------------------------------------------------------------
MEDIA--4.6%
British Sky Broadcasting Group plc                    213,715         2,337,402
--------------------------------------------------------------------------------
Societe Television Francaise 1                        140,980         3,567,285
--------------------------------------------------------------------------------
Vivendi SA                                            117,450         4,726,351
                                                                ----------------
                                                                     10,631,038
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.9%
Aoyama Trading Co.                                     76,073         1,716,820
--------------------------------------------------------------------------------
Dickson Concepts International Ltd.                 2,340,500         1,740,267
--------------------------------------------------------------------------------
OTSUKA KAGU Ltd.                                       44,600           525,495
--------------------------------------------------------------------------------
Signet Group plc                                    2,125,070         2,789,501
                                                                ----------------
                                                                      6,772,083
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.5%
Aksa Akrilik Kimya Sanayii AS                       1,998,063         3,285,333
--------------------------------------------------------------------------------
Asics Corp.                                           196,000         2,543,420
                                                                ----------------
                                                                      5,828,753
--------------------------------------------------------------------------------
CONSUMER STAPLES--7.2%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Tesco plc                                             551,196         4,598,771
--------------------------------------------------------------------------------
FOOD PRODUCTS--3.6%
Nestle SA                                              14,798         6,613,708
--------------------------------------------------------------------------------
Unilever NV CVA                                        52,604         1,711,685
                                                                ----------------
                                                                      8,325,393
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.6%
Coreana Cosmetics Co. Ltd. 1                          854,874         1,052,518
--------------------------------------------------------------------------------


                    1 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
PERSONAL PRODUCTS CONTINUED
Pacific Corp.                                          18,790   $     2,554,316
                                                                ----------------
                                                                      3,606,834
--------------------------------------------------------------------------------
ENERGY--6.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.5%
Petroleum Geo-Services ASA                            126,700         2,732,628
--------------------------------------------------------------------------------
Seabird Exploration Ltd. 1                            843,315         3,012,408
                                                                ----------------
                                                                      5,745,036
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.7%
Eni SpA                                               126,990         4,092,668
--------------------------------------------------------------------------------
Total SA                                               62,080         4,495,662
                                                                ----------------
                                                                      8,588,330
--------------------------------------------------------------------------------
FINANCIALS--22.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.3%
Credit Suisse Group                                    45,092         2,555,537
--------------------------------------------------------------------------------
Ichiyoshi Securities Co. Ltd.                          56,600           546,600
                                                                ----------------
                                                                      3,102,137
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.4%
Anglo Irish Bank Corp.                                204,426         2,896,878
--------------------------------------------------------------------------------
Bank of Ireland                                       472,250         6,887,550
--------------------------------------------------------------------------------
Credit Agricole SA                                    125,171         3,855,008
--------------------------------------------------------------------------------
National Bank of Greece SA                             29,640         1,815,617
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                505,044         3,858,310
                                                                ----------------
                                                                     19,313,363
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Investor AB, B Shares                                 129,772         2,586,387
--------------------------------------------------------------------------------
RHJ International Ltd. 1                               63,742           774,940
                                                                ----------------
                                                                      3,361,327
--------------------------------------------------------------------------------
INSURANCE--8.2%
Aegon NV                                              394,924         5,894,504
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                     181,207         5,096,982
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                 104,718         7,844,971
                                                                ----------------
                                                                     18,836,457
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.6%
COSMOS INITIA Co. Ltd.                                917,000         2,744,511
--------------------------------------------------------------------------------
Emperor Entertainment Hotel Ltd.                    6,419,000         1,374,774
--------------------------------------------------------------------------------
Eurocastle Investment Ltd.                             27,600           679,731
--------------------------------------------------------------------------------
Shanghai Forte Land Co. Ltd.                        2,171,000         1,104,231
                                                                ----------------
                                                                      5,903,247
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Paragon Group Cos. plc                                109,354           292,642
--------------------------------------------------------------------------------
HEALTH CARE--5.9%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
Mediceo Paltac Holdings Co. Ltd.                      154,860         2,570,200
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.8%
GlaxoSmithKline plc                                   160,390         3,785,644
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                      46,730         3,805,717
--------------------------------------------------------------------------------


                    2 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Takeda Pharmaceutical Co. Ltd.                         59,100   $     3,584,513
                                                                ----------------
                                                                     11,175,874
--------------------------------------------------------------------------------
INDUSTRIALS--9.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.8%
Safran SA                                             117,486         1,934,261
--------------------------------------------------------------------------------
AIRLINES--3.6%
Deutsche Lufthansa AG                                  95,489         2,294,144
--------------------------------------------------------------------------------
Jazz Air Income Fund                                  480,300         3,702,527
--------------------------------------------------------------------------------
Turk Hava Yollari Anonim Ortakligi 1                  362,400         2,219,253
                                                                ----------------
                                                                      8,215,924
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Corporate Express                                      90,700           529,708
--------------------------------------------------------------------------------
Sperian Protection                                     24,630         2,323,260
                                                                ----------------
                                                                      2,852,968
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.6%
Joongang Construction Co. Ltd.                        130,820         1,884,903
--------------------------------------------------------------------------------
Vinci SA                                               26,700         1,820,942
                                                                ----------------
                                                                      3,705,845
--------------------------------------------------------------------------------
MACHINERY--0.5%
GEA Group AG 1                                         36,782         1,140,792
--------------------------------------------------------------------------------
MARINE--0.7%
Evergreen Marine Corp.                              1,959,000         1,486,786
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
Wolseley plc                                           88,360         1,218,655
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.7%
Master Marine AS 1,2                                   17,500            43,666
--------------------------------------------------------------------------------
Master Marine AS 1,2                                  619,900         1,546,757
                                                                ----------------
                                                                      1,590,423
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.5%
Nokia Oyj                                             156,750         5,764,897
--------------------------------------------------------------------------------
SunCorp Technologies Ltd. 1                         2,824,000            56,723
                                                                ----------------
                                                                      5,821,620
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.1%
Fujitsu Ltd.                                          423,855         2,750,105
--------------------------------------------------------------------------------
Gemalto NV 1                                           72,500         1,937,225
--------------------------------------------------------------------------------
Japan Digital Laboratory Co. Ltd.                     380,400         4,757,459
--------------------------------------------------------------------------------
Lafe Technology Ltd.                                1,587,600           173,661
                                                                ----------------
                                                                      9,618,450
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
A&D Co. Ltd.                                          206,900         2,005,867
--------------------------------------------------------------------------------
Nichicon Corp.                                        148,900         1,166,333
                                                                ----------------
                                                                      3,172,200
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.9%
Canon, Inc.                                            47,970         2,065,942


                    3 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
MATERIALS--3.8%
--------------------------------------------------------------------------------
CHEMICALS--0.9%
Arkema 1                                               35,722   $     2,022,420
--------------------------------------------------------------------------------
METALS & MINING--2.6%
Arcelor                                                33,005         2,193,960
--------------------------------------------------------------------------------
Hindalco Industries Ltd.                              918,300         3,855,362
                                                                ----------------
                                                                      6,049,322
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
PaperlinX Ltd.                                        389,200           763,752
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.2%
Cable & Wireless plc                                  621,885         1,974,925
--------------------------------------------------------------------------------
France Telecom SA                                      85,831         3,031,474
--------------------------------------------------------------------------------
Telecom Italia SpA-RNC 3                              917,610         2,114,477
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Cl. L                 1,437,690         2,608,912
                                                                ----------------
                                                                      9,729,788
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.2%
KDDI Corp.                                                353         2,383,318
--------------------------------------------------------------------------------
Vodafone Group plc                                    731,278         2,566,453
                                                                ----------------
                                                                      4,949,771
--------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Okinawa Electric Power Co. (The)                       34,640         1,586,316
                                                                ----------------
Total Common Stocks (Cost $226,993,703)                             222,679,816

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND
NOTES--1.0%
--------------------------------------------------------------------------------
AED Oil Ltd., 6.50% Cv. Unsec.
Unsub. Nts., 2/23/12 2                           $  1,846,000         1,827,540
--------------------------------------------------------------------------------
Master Marine AS, 6% Cv. Nts.,
6/1/10 2                                            2,874,000   NOK     559,348
                                                                ----------------
Total Convertible Corporate Bonds
and Notes (Cost $2,544,530)                                           2,386,888

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.8%
--------------------------------------------------------------------------------
Paragon Group Cos. plc Rts.,
Exp. 2/20/08 1 (Cost $4,321,554)                    2,733,850         1,834,780

                                                       SHARES
--------------------------------------------------------------------------------
INVESTMENT COMPANY--2.7%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 4.54% 4,5 (Cost $6,118,473)     6,118,473         6,118,473
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $239,978,260)                                     100.9%      233,019,957
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.9)       (2,049,600)
                                                 -------------------------------
NET ASSETS                                              100.0%  $   230,970,357
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

NOK   Norwegian Krone


                    4 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of January 31, 2008 was $3,977,311, which represents 1.72% of the Fund's net assets. See accompanying Notes.

3. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                   SHARES           GROSS         GROSS             SHARES
                                                           APRIL 30, 2007       ADDITIONS    REDUCTIONS   JANUARY 31, 2008
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E              6,813,546     124,926,480   125,621,553          6,118,473

                                                                                                                  DIVIDEND
                                                                                                  VALUE             INCOME
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                          $ 6,118,473   $        295,569

5. Rate shown is the 7-day yield as of January 31, 2008.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                              VALUE   PERCENT
--------------------------------------------------------------------------------
Japan                                                   $   46,214,604     19.8%
United Kingdom                                              32,238,455     13.8
France                                                      31,582,380     13.6
Switzerland                                                 17,014,216      7.3
Germany                                                     12,362,388      5.3
Italy                                                       11,304,127      4.9
Korea, Republic of South                                    10,073,424      4.3
The Netherlands                                             10,073,122      4.3
Ireland                                                      9,784,428      4.2
Norway                                                       7,894,807      3.4
United States                                                6,118,473      2.6
Finland                                                      5,764,897      2.5
Turkey                                                       5,504,586      2.4
India                                                        3,855,362      1.7
Canada                                                       3,702,527      1.6
Bermuda                                                      3,288,702      1.4
Mexico                                                       2,608,912      1.1
Australia                                                    2,591,292      1.1
Sweden                                                       2,586,387      1.1
Luxembourg                                                   2,193,960      0.9
Greece                                                       1,815,617      0.8
Taiwan                                                       1,486,786      0.6
China                                                        1,104,231      0.5
Belgium                                                        774,940      0.3
Island of Guernsey                                             679,731      0.3
Hong Kong                                                      401,603      0.2
                                                        ------------------------
Total                                                   $  233,019,957    100.0%

                                                        ========================

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JANUARY 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                   CONTRACT
                            BUY/     AMOUNT      TERMINATION                    UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION        SELL     (000S)            DATES          VALUE   APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------
Euro (EUR)                  Sell     12,800          2/29/08   $ 19,015,841   $         --   $    744,878
Japanese Yen (JPY)           Buy     10,468    2/1/08-2/4/08         98,459            783             --
Japanese Yen (JPY)          Sell    830,000          2/29/08      7,820,487             --        472,487
Norwegian Krone (NOK)        Buy        134    2/1/08-2/4/08         24,749            128             --
                                                                              ----------------------------
Total unrealized appreciation and depreciation                                $        911   $  1,217,365
                                                                              ============================


                    5 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACT AS OF JANUARY 31, 2008 IS AS FOLLOWS:
--------------------------------------------------------------------------------

                        NOTIONAL                                   RECEIVED BY THE   TERMINATION           PREMIUM
   SWAP COUNTERPARTY      AMOUNT               PAID BY THE FUND               FUND          DATE   PAID/(RECEIVED)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
                                              One-Month EUR BBA
                                            LIBOR plus 30 basis
                                        points and if negative,
                                          the absolute value of   If positive, the
Morgan Stanley & Co.                        the Total Return of    Total Return of
   International plc     233,864 EUR           Ryanair Holdings   Ryanair Holdings       1/14/10   $     1,249,138   $ 1,267,627

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

EUR                 Euro

Abbreviation is as follows:

BBA LIBOR           British Bankers' Association London-Interbank Offered Rate

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                    6 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.


                    7 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

Written option activity for the period ended January 31, 2008 was as follows:

                                        CALL OPTIONS
                            -------------------------
                            NUMBER OF      AMOUNT OF
                            CONTRACTS       PREMIUMS
-----------------------------------------------------
Options outstanding as of
April 30, 2007                     --   $         --
Options written                   507         89,816
Options closed or expired        (507)       (89,816)
                            -------------------------
Options outstanding as of
January 31, 2008                   --   $         --
                            =========================

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

As of January 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                    8 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $   242,228,606
Federal tax cost of other investments         1,706,805
                                        ----------------
Total federal tax cost                  $   243,935,411
                                        ================

Gross unrealized appreciation           $    20,020,153
Gross unrealized depreciation               (29,205,686)
                                        ----------------
Net unrealized depreciation             $    (9,185,533)
                                        ================


                    9 | OPPENHEIMER INTERNATIONAL VALUE FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Value Trust

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008